SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Dec. 01, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Jan. 01, 2012
Inventory reserves			$ 535	$ 532
Accounts receivable net			1,578	1,977
Impairment loss			0
Accumulated deficit			(82,294)	(16,262)
Revenue		$ 5,500	$ 94,471	101,348
Investment in Unconsolidated Affiliates, Percentage			50.00%
Acquisition acquired, percentage	50.00%
Unrecognized Tax Benefits Interest and Penalties			$ 0
Unrecognized Tax Benefits Accrued for Interest and Penalties			0
Impairment of long-lived assets			0	0
Cash			15,385	1,071
Right-of-use asset, net (Note 21)			17,391	$ 0	$ 13,000	$ 13,000
Operating lease liability			$ 19,590		$ 15,100	$ 15,100
Leases initial term			12 months
Branded Online Inc dba Nogin [Member] | Purchases [Member] | Major Supplier Three [Member]
Concentration risk percentage			9.00%	11.00%
Purchases			$ 8,200	$ 5,800
Branded Online Inc dba Nogin [Member] | Purchases [Member] | Major Supplier One [Member]
Concentration risk percentage			12.00%	17.00%
Purchases			$ 10,200	$ 9,500
Branded Online Inc dba Nogin [Member] | Purchases [Member] | Major Supplier Two [Member]
Concentration risk percentage			11.00%	12.00%
Purchases			$ 10,100	$ 6,400
Branded Online Inc dba Nogin [Member] | Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts receivable net			$ 800	$ 1,100
Concentration risk percentage			44.00%	15.00%
Branded Online Inc dba Nogin [Member] | Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			29.00%	30.00%
Revenue			$ 27,500	$ 30,400
Branded Online Inc dba Nogin [Member] | Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts receivable net			$ 200	$ 5,400
Concentration risk percentage			9.00%	73.00%
Branded Online Inc dba Nogin [Member] | Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			16.00%	22.00%
Revenue			$ 15,000	$ 22,200
Branded Online Inc dba Nogin [Member] | Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			9.00%	10.00%
Revenue			$ 8,500	$ 9,900